Other Gains and Losses, Net (Tables)	12 Months Ended
Oct. 31, 2025
Other Gains and Losses, Net [Abstract]
Schedule of Other Gains and Losses, Net
	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Net exchange (loss) gain	(267)	(222)	(356)	151
Recovery of accounts and other receivables written off	—	—	1	2
Gain on disposal of subsidiaries	1,389	37,222	14,697	—
	1,122	37,000	14,342	153